Annual Fund Operating Expenses - Bridges Investment Fund - Bridges Investment Fund Class	Apr. 30, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	0.71%